EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2013
EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings Per Share

	2013	2012	2011

Weighted-average common shares issued	3,805,636	3,805,636	3,805,636

Average treasury stock shares	(1,747,706)	(1,747,706)	(1,747,706)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,057,930	2,057,930	2,057,930

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	-	-	-

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,057,930	2,057,930	2,057,930